Information by business segment and geographic area - Segment adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information by business segment and geographic area
Segment Adjusted EBITDA	$ 674,283	$ 407,324	$ 481,559
Extraordinary items:
Gain on sale of investment	4,588	408
Impairment of other assets	(73)	(308)
(Reversal) Impairment - property, plant, equipment		979	(8,574)
Other	(6,764)	(3,400)	(13,797)
Results of investees	60	(158)	(256)
Depreciation, amortization and depletion	(270,454)	(275,034)	(295,258)
Net financial results	(130,181)	79,081	(341,931)
Taxes on income	(106,194)	(98,383)	38,779
Discontinued operations			(318)
Profit (loss) for the year	165,265	110,509	(139,796)
Mining
Information by business segment and geographic area
Segment Adjusted EBITDA	521,544	336,796	221,791
Smelting
Information by business segment and geographic area
Segment Adjusted EBITDA	$ 152,739	$ 70,528	$ 259,768